Fair Value of Financial Instruments - Carrying Values of Financial Instruments (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 421,457
Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	19,394
Accounts receivable, excluding sales taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	54,636
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	3,751
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	59,382
Loan receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	10,096
Lease Receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	4,256
Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	57,944
Accounts payable and accrued liabilities | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	57,944
Accounts payable and accrued liabilities | FVTPL
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Accounts payable and accrued liabilities | Designated FVTOCI
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	327,931
Convertible debentures | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	327,931
Convertible debentures | FVTPL
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Convertible debentures | Designated FVTOCI
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	374
Contingent consideration payable | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Contingent consideration payable | FVTPL
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	374
Contingent consideration payable | Designated FVTOCI
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	10,874
Other current liabilities | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	10,874
Other current liabilities | FVTPL
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Other current liabilities | Designated FVTOCI
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	71,619
Lease liabilities | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	71,619
Lease liabilities | FVTPL
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Lease liabilities | Designated FVTOCI
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	91,939
Derivative liability | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Derivative liability | FVTPL
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	91,939
Derivative liability | Designated FVTOCI
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	104
Other long-term liabilities | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	104
Other long-term liabilities | FVTPL
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Other long-term liabilities | Designated FVTOCI
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	421,457
Amortized cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	19,394
Amortized cost | Accounts receivable, excluding sales taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	54,636
Amortized cost | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Loan receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	10,096
Amortized cost | Lease Receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	4,256
FVTPL
Disclosure of fair value measurement of assets [line items]
Financial Assets	59,382	$ 53,582	$ 86,409
FVTPL | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Accounts receivable, excluding sales taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	59,382
FVTPL | Loan receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Lease Receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI
Disclosure of fair value measurement of assets [line items]
Financial Assets	3,751	$ 7,066	$ 143,248
Designated FVTOCI | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Accounts receivable, excluding sales taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	3,751
Designated FVTOCI | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Loan receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Lease Receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 0